Expense Example {- Fidelity Advisor® Real Estate Fund} - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-11 - Fidelity Advisor® Real Estate Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Real Estate Fund-Class A
Expense Example:
1 year	$ 681
3 years	905
5 years	1,146
10 years	1,838
Fidelity Advisor Real Estate Fund-Class M
Expense Example:
1 year	479
3 years	751
5 years	1,043
10 years	1,874
Fidelity Advisor Real Estate Fund-Class C
Expense Example:
1 year	292
3 years	594
5 years	1,021
10 years	2,212
Fidelity Advisor Real Estate Fund - Class I
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	1,061
Class Z
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	$ 810